Short-Term Debt	12 Months Ended
May 29, 2011
Short-Term Debt
Short-Term Debt

NOTE 7 – SHORT-TERM DEBT

As of May 29, 2011, amounts outstanding as short-term debt, which consist of unsecured commercial paper borrowings, bearing an interest rate of 0.30 percent, were $185.5 million. No such amounts were outstanding as of May 30, 2010.